Risk Management - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities
Available-for-sale securities		¥ 810,734	¥ 766,423
Securities at fair value through profit or loss
Securities at fair value through profit or loss		136,809	209,124
Total		2,653,350	2,521,458
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(2,529)	(2,031)
Equity securities [member]
Available-for-sale securities
Available-for-sale securities		355,610	366,665
Securities at fair value through profit or loss
Securities at fair value through profit or loss		53,918	54,718
Debt securities [member]
Available-for-sale securities
Available-for-sale securities		455,124	399,758
Securities at fair value through profit or loss
Securities at fair value through profit or loss		82,891	154,406
Fair value [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	[1]	136,809	209,124
Total		926,706	954,710
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	[1]	(2,529)	(2,031)
Investment contracts at fair value through profit or loss		(12)	(12)
Total		(2,541)	(2,043)
Fair value [member] | Quoted prices in active markets level 1 [member]
Securities at fair value through profit or loss
Total		305,172	301,746
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(2,529)	(2,031)
Investment contracts at fair value through profit or loss		(12)	(12)
Total		(2,541)	(2,043)
Fair value [member] | Significant observable inputs level 2 [member]
Securities at fair value through profit or loss
Total		474,435	561,725
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0	0
Investment contracts at fair value through profit or loss		0	0
Total		0	0
Fair value [member] | Significant unobservable inputs level 3 [member]
Securities at fair value through profit or loss
Total		147,099	91,239
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0	0
Investment contracts at fair value through profit or loss		0	0
Total		0	0
Fair value [member] | Equity securities [member]
Available-for-sale securities
Available-for-sale securities		334,773	345,828
Securities at fair value through profit or loss
Securities at fair value through profit or loss		53,918	54,718
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member]
Available-for-sale securities
Available-for-sale securities		196,673	183,222
Securities at fair value through profit or loss
Securities at fair value through profit or loss		52,300	52,790
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member]
Available-for-sale securities
Available-for-sale securities		48,989	86,161
Securities at fair value through profit or loss
Securities at fair value through profit or loss		963	867
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member]
Available-for-sale securities
Available-for-sale securities		89,111	76,445
Securities at fair value through profit or loss
Securities at fair value through profit or loss		655	1,061
Fair value [member] | Debt securities [member]
Available-for-sale securities
Available-for-sale securities		455,124	399,758
Securities at fair value through profit or loss
Securities at fair value through profit or loss		82,891	154,406
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member]
Available-for-sale securities
Available-for-sale securities		46,898	28,562
Securities at fair value through profit or loss
Securities at fair value through profit or loss		9,301	37,172
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member]
Available-for-sale securities
Available-for-sale securities		350,893	357,463
Securities at fair value through profit or loss
Securities at fair value through profit or loss		73,590	117,234
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member]
Available-for-sale securities
Available-for-sale securities		57,333	13,733
Securities at fair value through profit or loss
Securities at fair value through profit or loss		¥ 0	¥ 0

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.